Non-Controlling Interests	12 Months Ended
Oct. 31, 2019
Non-Controlling Interests

29.	Non-Controlling Interests

The changes to the non-controlling interest for the years ended October 31, 2019, and 2018 are as follows:

	October 31, 2019	October 31, 2018
Balance, beginning of year	$-	$-
Net assets contributed	196,250	-
Non-controlling interest’s 40% share of GRD Cali, LLC	(153,762)	-
Non-controlling interest’s 40% share of Idalia, LLC	(22,950)	-
Balance, end of year	$19,538	$-

The following is summarized financial information for GRD Cali, LLC:

	October 31, 2019	October 31, 2018
Current assets	$93,460	$-
Long-term assets	41,642	-
Current liabilities	25,801	-
Advances from parent	73,705	-
Net loss for the year	$384,404	$-

The following is summarized financial information for Idalia, LLC:

	October 31, 2019	October 31, 2018
Current assets	$-	$-
Long-term assets	13,248	-
Current liabilities	-	-
Advances from parent	-	-
Net loss for the year	$57,376	$-